Condensed Consolidated Statements of Equity (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Common Stock, Class A	Predecessor USD ($)	Predecessor Common Stock, Class A USD ($)	Predecessor Common Stock, Class B	Additional Paid-in Capital USD ($)	Additional Paid-in Capital Predecessor USD ($)	Contingent Consideration Predecessor USD ($)	Retained Earnings USD ($)	Retained Earnings Predecessor USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Other Comprehensive Income (Loss) Predecessor USD ($)	Non- Controlling Interest Predecessor USD ($)
Balance at Dec. 31, 2008			$ 878,153	$ 1			$ 670,702			$ 24,123		$ (23,195)	$ 206,522
Balance, shares at Dec. 31, 2008				77,413,610	22,586,390
Reclassification of liability awards to equity awards			26,731				20,548						6,183
Equity compensation expense			7,315				5,784						1,531
Issuance of shares in connection with equity compensation plans, net of taxes			(8,460)				14,062					(468)	(22,054)
Issuance of shares in connection with equity compensation plans, net of taxes, shares				435,331
Issuance of Class A common stock in connection with acquisitions, net of taxes/Purchase of eRx Network L.L.C.			23,529				3,504					318	19,707
Issuance of Class A common stock in connection with acquisitions, net of taxes/Purchase of eRx Network L.L.C., shares					1,850,000
Issuance/Exchange of Units of EBS Master to members of management, net of taxes			6,741				(11,899)					394	18,246
Issuance/Exchange of Units of EBS Master to members of management, net of taxes, shares					2,537,325
Conversion of EBS Master Units held by eRx to shares of Class A common stock, net of taxes			4,149				21,968					(376)	(17,443)
Conversion of EBS Master Units held by eRx to shares of Class A common stock, net of taxes, shares				1,850,000	(1,850,000)
Issuance of Class A shares in connection with IPO (includes costs paid in 2008)			144,915				144,915
Issuance of Class A shares in connection with IPO (includes costs paid in 2008), shares				10,725,000
Repurchase of units of EBS Master issued to members of management, net of taxes			(4,681)				(1,107)					(74)	(3,500)
Repurchase of units of EBS Master issued to members of management, net of taxes, shares					(370,760)
Contribution of data sublicense intangible to EBS Master			3,440				(5,872)						9,312
Other			(231)				(231)
Adjustment to tax receivable agreements with related parties, net of taxes			(131,433)				(131,433)
Net income (loss)			14,003							9,581			4,422
Foreign currency translation adjustment			25									17	8
Other comprehensive income amortization, net of taxes			6,985									5,431	1,554
Change in the fair value of interest rate swap, net of taxes			8,688									6,755	1,933
Balance at Dec. 31, 2009			979,869	1			730,941			33,704		(11,198)	226,421
Balance, shares at Dec. 31, 2009				90,423,941	24,752,955
Equity compensation expense			17,721				14,093						3,628
Issuance of shares in connection with equity compensation plans, net of taxes			444				983					(2)	(537)
Issuance of shares in connection with equity compensation plans, net of taxes, shares				242,158
Issuance of Class A common stock in connection with acquisitions, net of taxes/Purchase of eRx Network L.L.C.			7,037				4,369	1,955				(7)	720
Issuance of Class A common stock in connection with acquisitions, net of taxes/Purchase of eRx Network L.L.C., shares				361,558
Issuance/Exchange of Units of EBS Master to members of management, net of taxes			82				425					(4)	(339)
Issuance/Exchange of Units of EBS Master to members of management, net of taxes, shares				36,829	(36,829)
Conversion of EBS Master Units held by eRx to shares of Class A common stock, net of taxes							425
Cancellation of Class B common stock, net of taxes			(72)				127					(2)	(197)
Cancellation of Class B common stock, net of taxes, shares					(26,984)
Contribution of data sublicense intangible to EBS Master			502				(856)						1,358
Other			50				50
Capital contribution to EBS Master			6,315				(10,777)						17,092
Transactions with noncontrolling interest			(821)				(467)					8	(362)
Net income (loss)			33,167							19,546			13,621
Foreign currency translation adjustment			91									66	25
Other comprehensive income amortization, net of taxes			5,062									3,979	1,083
Change in the fair value of interest rate swap, net of taxes			5,841									4,591	1,250
Balance at Dec. 31, 2010			1,055,288	1			738,888	1,955		53,250		(2,569)	263,763
Balance, shares at Dec. 31, 2010				91,064,486	24,689,142
Equity compensation expense			11,483				9,116						2,367
Issuance of shares in connection with equity compensation plans, net of taxes			1,255				1,590						(335)
Issuance of shares in connection with equity compensation plans, net of taxes, shares				144,096
Adjustment to tax receivable agreements with related parties, net of taxes			(58)				(58)
Net income (loss)			16,503							10,194			6,309
Foreign currency translation adjustment			(5)									(4)	(1)
Other comprehensive income amortization, net of taxes			1,643									1,293	350
Balance at Jun. 30, 2011			1,086,109	1			749,536	1,955		63,444		(1,280)	272,453
Balance, shares at Jun. 30, 2011				91,208,582	24,689,142
Balance at Dec. 31, 2010			1,055,288	1			738,888	1,955		53,250		(2,569)	263,763
Balance, shares at Dec. 31, 2010				91,064,486	24,689,142
Equity compensation expense			54,932				43,525						11,407
Issuance of shares in connection with equity compensation plans, net of taxes			1,218				2,303						(1,085)
Issuance of shares in connection with equity compensation plans, net of taxes, shares				208,399
Adjustment to tax receivable agreements with related parties, net of taxes			(59)				(59)
Adjustment to contingent consideration for stock acquisitions, net of taxes			(2,800)				(845)	(1,955)
Net income (loss)			(19,582)							(24,691)			5,109
Foreign currency translation adjustment			101									80	21
Other comprehensive income amortization, net of taxes			2,762									2,173	589
Comprehensive income:
Elimination of Predecessor equity in connection with merger (see Note 1)			(1,091,860)	(1)			(783,812)			(28,559)		316	(279,804)
Elimination of Predecessor equity in connection with merger (see Note 1), shares				(91,272,885)	(24,689,142)
Balance at Nov. 01, 2011
Balance at Mar. 31, 2011
Net income (loss)			9,228
Foreign currency translation adjustment			3
Other comprehensive income amortization, net of taxes			832
Balance at Jun. 30, 2011			1,086,109					1,955
Balance, shares at Jun. 30, 2011					24,689,142
Balance at Nov. 01, 2011
Successor capital contribution, net	1,120,676					1,120,676
Successor capital contribution, net, shares		100
Net income (loss)	(16,693)								(16,693)
Foreign currency translation adjustment	(194)										(194)
Balance at Dec. 31, 2011	1,103,789					1,120,676			(16,693)		(194)
Balance, shares at Dec. 31, 2011		100
Reclassification of liability awards to equity awards	3,675					3,675
Issuance of shares in connection with equity compensation plans, net of taxes	317					317
Repurchase of Parent common stock	(317)					(317)
Net income (loss)	(52,927)								(52,927)
Foreign currency translation adjustment	234										234
Change in the fair value of interest rate swap, net of taxes	(2,334)										(2,334)
Balance at Jun. 30, 2012	$ 1,052,437					$ 1,124,351			$ (69,620)		$ (2,294)
Balance, shares at Jun. 30, 2012		100